Note 18 - Restructuring Activities (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended	10 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Oct. 31, 2013	Mar. 31, 2013 Performance Materials [Member]	Dec. 31, 2012 Performance Materials [Member]
Note 18 - Restructuring Activities (Details) [Line Items]
Restructuring Charges	$ 0	$ 1,606	$ 762	$ 3,636	$ 102	$ 292
Restructuring Reserve, Current	$ 1,311			$ 2,029